Accrued expenses and other liabilities (Tables)	9 Months Ended
Sep. 30, 2025
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Liabilities
	September 30,	December 31,
	2025	2024
University contribution payable	$350,000	$-
Professional fees	232,963	-
Other	2,740	-
Total	$585,703	$-